STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN
9. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of September 30, 2013, there are 2,500 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Plan was amended on October 7, 2013, to increase the number of shares of common stock authorized for issuance thereunder to 11,155,295 (see Note 11). The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

There were no options granted during the three months ended September 30, 2013. During the nine months ended September 30, 2013, the Company issued 182,937 stock options. The Company did not grant any stock options during the three months ended September 30, 2012. The Company did not grant any stock options during the three and nine months ended September 30, 2012. The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the nine months ended September 30, 2013:

Nine Months Ended
September 30, 2013
Expected volatility	89 - 96%
Expected term	4 - 6 years
Dividend yield	0%
Risk-free interest rate	0.77 - 0.89%
Stock price	$2.40
Forfeiture rate	0.0%

A summary of the status of the options issued under the Plan at September 30, 2013, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2013	112,661	722,358	$8.88
Shares authorized for issuance	70,276	-
Options granted under the Plan	(182,938)	182,938	$2.40
Options exercised	-	-	$-
Options forfeited	2,500	(2,500)	$-
Balance at September 30, 2013	2,500	902,796	$4.05	$878,682

Exercisable at September 30, 2013		614,916	$4.78	$539,227

The following table summarizes information about stock options outstanding at September 30, 2013:

	Outstanding			Exercisable
		Weighted- Average
		Remaining	Weighted-		Weighted-
Exercise		Contractual Life	Average		Average
Price	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.40	738,485	6.59	$2.40	455,606	$2.40
$8.00	117,969	0.56	$8.00	112,968	$8.00
$19.36	37,383	0.19	$19.36	37,383	$19.36
$24.00	8,959	0.01	$24.00	8,959	$24.00
Total	902,796	5.96	$4.05	614,916	$4.78

Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2013 and 2012 and for the cumulative period from August 1, 2005 (inception) through September 30, 2013 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2013	2012	2013	2012	through September 30, 2013
Research and development	$107,343	$84,957	$432,025	$197,771	$2,418,635
General and administrative	119,609	96,600	494,225	345,383	2,178,830

Total	$226,952	$181,557	$926,250	$543,154	$4,597,465

The fair value of options vested under the Plan was approximately $147,080 and $117,228 for the three months ended September 30, 2013 and 2012, respectively, approximately $691,884 and $446,897 for the nine months ended September 30, 2013 and 2012, respectively and approximately $3,907,447 for the period from August 1, 2005 (inception) through September 30, 2013.

At September 30, 2013, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $954,680, which is expected to be recognized over a weighted-average vesting period of 1.3 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the 2005 Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the 2005 Plan to increase the number of shares of common stock issuable thereunder to 875,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2012, an aggregate of 112,661 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

No options were granted by the Company during the year ended December 31, 2012. For the year ended December 31, 2011, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the year ended December 31, 2011:

2011
Expected Volatility	87%
Expected Term	5-10 years
Dividend yield	0.0%
Risk-free interest rate	1.5-2.0%
Stock price	$5.52 - $5.76
Forfeiture rate	0.0%

The valuation assumptions were determined as follows:

⋅
Expected volatility – The expected volatility on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage.

⋅
Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post vest termination behavior. Consultant options are assigned an expected term equal to the maximum term of the option grant.

⋅	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

A summary of the status of the options issued under the Plan as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2011	134,669	236,662	$10.88
Shares authorized for issuance	501,168	-	-
Options granted under the Plan	(631,789)	631,789	$8.24
Restricted stock granted under the Plan	(31,250)	-	-
Options exercised	-	(6,230)	$1.04
Options forfeited	33,652	(33,652)	$12.24
Balance at December 31, 2011	6,450	828,569	$10.48
Options forfeited	106,211	(106,211)	$8.00
Balance at December 31, 2012	112,661	722,358	$8.88	$-

Exercisable at December 31, 2012		445,833	$9.36	$-

The following table summarizes information about stock options outstanding at December 31, 2012:

	Outstanding				Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price		Shares	Weighted- Average Exercise Price
$8.00	673,516	7.8		$8.00	396,992	$8.00
$19.36	37,383	3.6		$19.36	37,383	$19.36
$24.00	11,458	1.2		$24.00	11,458	$24.00
Total	722,357	7.6	$		445,833	$9.36

Stock-based compensation costs for the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, are as follows:

	Year Ended December 31,
	2012	2011	Period from August 1, 2005 (inception) through December 31, 2012
General and administrative	$441,983	$449,652	$1,986,610
Research and development	280,828	372,800	1,684,605
Total	$722,811	$822,452	$3,671,215

The fair value of options vested under the 2005 Plan was approximately $863,892 and $443,507 for the years ended December 31, 2012 and 2011, respectively, and approximately $3,218,757 for the period from August 1, 2005 (inception) through December 31, 2012.

At December 31, 2012, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $1.1 million which is expected to be recognized over a weighted-average vesting period of 1.5 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as underlying options vest.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

For the year ended December 31, 2012, the Company did not issue any options. For the year ended December 31, 2011, the Company issued options to purchase a total of 631,789 shares of common stock to employees and consultants with exercise prices ranging from $8.00 to $19.36 and terms of up to 10 years.  Of this total, 10-year options to purchase 294,297 shares at an exercise price of $8.00 were issued to the Company’s new President and Chief Executive Officer and 10-year options to purchase 218,750 shares at an exercise price of $8.00 were issued to the Company’s new Chief Medical Officer.